Note 1 - Nature of the Business (Details Textual) $ / shares in Units, $ in Thousands, ¥ in Millions			1 Months Ended					2 Months Ended		7 Months Ended		12 Months Ended			20 Months Ended
	May 21, 2019 USD ($)	Mar. 14, 2017 USD ($) $ / shares shares	Jul. 31, 2019 USD ($) $ / shares shares	Jul. 03, 2019 USD ($)	Jul. 03, 2019 CNY (¥)	May 31, 2018 USD ($) $ / shares shares	Mar. 31, 2017 $ / shares shares	Nov. 30, 2019 USD ($) $ / shares shares	Jul. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($) $ / shares
Shares Issued, Price Per Share (in dollars per share) | $ / shares							$ 20
Proceeds from Issuance of Common Stock												$ 69,454	$ 14,000	$ 50,505	$ 14,000
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares						$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Proceeds from Issuance of Common Stock, Net															$ 13,245
Wanchunbulin [Member]
Investment Agreement Amount				$ 14,537	¥ 100
Proceeds From Noncontrolling Interest, Percent				4.76%	4.76%
Proceeds From Noncontrolling Interest										$ 10,083	¥ 70
Jefferies [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares									620,753
Proceeds from Issuance of Common Stock									$ 12,417
Jefferies [Member] | Maximum [Member]
Aggregate Offering Price, Sales Agreement	$ 30,000
IPO [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares		174,286
Shares Issued, Price Per Share (in dollars per share) | $ / shares		$ 20
Proceeds from Issuance of Common Stock		$ 47,184
Private Placement [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares		2,541,048				739,095
Shares Issued, Price Per Share (in dollars per share) | $ / shares						$ 27.06
Proceeds from Issuance of Common Stock						$ 20,000
Private Placement [Member] | Nereus Trust [Member]
Stock Issued in Lieu of Royalty Payments (in shares) | shares		2,112,963					2,112,963
Public Offering [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares			2,058,825					1,908,996
Shares Issued, Price Per Share (in dollars per share) | $ / shares			$ 17					$ 13.50	$ 17
Proceeds from Issuance of Common Stock, Net			$ 32,481					$ 23,668